Interest, advances, promissory notes payable and loan payable (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of activity of promissory notes payable to related parties

Promissory Notes Payable to Related Parties	Carrying Value
Balance, December 31, 2022 and December 31, 2023	$3,091,966
Advances received	1,087,492
Balance, December 31, 2024	$4,179,458

Schedule of promissory notes payable to related parties

Promissory Notes Payable to Related Parties	December 31, 2024	December 31, 2023
Promissory notes payable to relatives of directors collateralized by a general security agreement over all the assets of the Company, past maturity:
i. Interest at 1% per month	$720,619	$720,619
ii. Interest at 1.25% per month	51,347	51,347
iii. Interest at the U.S. bank prime rate plus 1%	100,000	100,000
iv. Interest at 0.5% per month	695,000	695,000

Advances received from KWC with no fixed amounts of interest and no due date	1,087,492	—

Promissory notes payable, unsecured, to relatives of a director, bearing interest at 1% per month, past maturity	1,525,000	1,525,000
Total Promissory Notes Payable to Related Parties	$4,179,458	$3,091,966

Summary of activities of promissory notes payable

Promissory Notes Payable	Carrying Value
Balance, December 31, 2022, December 31, 2023 and December 31, 2024	$2,163,368

Summary of the promissory notes payable

Promissory Notes Payable	December 31, 2024	December 31, 2023
Unsecured promissory notes payable, past maturity:
i. Interest at 1% per month	$1,317,456	$1,317,456
ii. Interest at 0.667% per month	425,000	425,000
iii. Interest at 0.625% per month	150,000	150,000
iv. Non-interest-bearing	270,912	270,912
Total Promissory Notes Payable	$2,163,368	$2,163,368

Summary of interest payable activity

Interest Payable	Carrying Value
Balance, December 31, 2022	$4,662,731
Interest incurred on promissory notes payable	531,418
Interest payable retired through issuance of shares	(24,000)
Balance, December 31, 2023	5,170,149
Interest incurred on promissory notes payable	531,530
Balance, December 31, 2024	$5,701,679

Schedule of Interest payable is due to related

Interest Payable	December 31, 2024	December 31, 2023
Interest payable to related parties	$2,176,265	$1,848,079
Interest payable	3,525,414	3,322,070
	$5,701,679	$5,170,149

Summary of loan payable activity

Loan Payable	Carrying Value
Balance, December 31, 2022	$1,842,982
Accreted interest on loan	48,020
Borrowing cost (recorded in interest expense)	150,010
Accrued interest (recorded in interest expense)	111,676
Foreign exchange adjustment	35,827
Balance, December 31, 2023	2,188,515
Accreted interest on loan	47,414
Borrowing cost (recorded in interest expense)	148,118
Accrued interest (recorded in interest expense)	112,253
Foreign exchange adjustment	(74,458)
Balance, December 31, 2024	$2,421,842

Summary of incurred interest expense

Year Ended December 31,	2024	2023	2022
Interest expense incurred related to the:
• modification of warrants held by the CEO and the VP of the Company that were issued in connection with financing provided to the Company (notes 7 and 8)	$7,557,688	$—	$—
• issuance of warrants as consideration for receiving an increase to the borrowing limit on the line of credit between the Company and the VP of the Company (notes 5, 7 and 8);	2,263,252	—	4,004,906
• lines of credit payable (note 5)	1,731,665	1,644,027	1,596,667
• promissory notes (notes 4(a), 4(b) and 4(c));	531,530	531,418	542,834
• borrowing costs, accrued interest and accreted interest on loan payable to KWC (notes 4(d) and 8);	307,785	309,706	96,149
• calculation of imputed interest on promissory notes payable, which had no stated interest rate; and	32,510	34,431	104,494
• other items	—	1,961	5,351
Total interest expense	$12,424,430	$2,521,543	$6,350,401